SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating losses carryforwards	$ 3,827,711	$ 3,569,742	$ 2,689,073
Excess research and development expenses	73,300	85,866	90,212
Less: allowance on deferred tax assets	(3,901,011)	(3,655,608)	(2,779,285)
Deferred tax assets